LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LAND USE RIGHTS [Line items]
Cost of land use rights	$ 4,479,896	$ 4,715,951
Less: Accumulated amortization	(1,057,531)	(1,018,939)
Land use rights, net	3,422,365	3,697,012
Amortization expense	93,094	91,277	$ 89,911
Land use rights [Member]
LAND USE RIGHTS [Line items]
Unrealized foreign exchange translation gain/(loss)	$ 181,553	$ 217,105	$ 247,088